Shareholders' Equity - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	May 31, 2012 Kverneland Asa	Mar. 31, 2012 Kverneland Asa	Dec. 31, 2012 Kubota Tractor Corporation and Kubota Engine America Corporation
Stockholders Equity [Line Items]
Other retained earnings, less treasury stock	¥ 247,017
Dividends appropriated as additional paid-in capital	10.00%
Percentage of common stock equal to additional paid-in capital and legal reserve	25.00%
percentage of remaining shares acquired		21.00%	78.95%	10.00%